Note 1 - Description of Business and Summary of Significant Accounting Policies (Details Textual)	9 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Sep. 30, 2023 USD ($)	Jan. 01, 2023 USD ($)	Jan. 01, 2022 USD ($)	Dec. 31, 2021 USD ($)
Number of Offices	7	8
Equity, Including Portion Attributable to Noncontrolling Interest	$ 56,233,000	$ 53,022,000	$ 47,906,000	$ 49,842,000			$ 53,111,000
Retained Earnings (Accumulated Deficit)	64,949,000	62,227,000	60,930,000
Financing Receivable, Allowance for Credit Loss, Excluding Accrued Interest	3,951,000	3,861,000	4,058,000				4,084,000
Debt Securities, Available for Sale, Other Than Temporarily Impaired			0
Debt Securities, Available-for-Sale, Allowance for Credit Loss, Excluding Accrued Interest	$ 0	$ 0			$ 0
Number of Operating Segments	1	1
Debt Securities, Available-for-Sale, Accrued Interest, after Allowance for Credit Loss	$ 732,000	$ 628,000
Federal Home Loan Bank Stock	1,210,000	1,040,000	1,758,000
Restricted Investments	1,255,000	1,085,000	1,803,000
Impairment of Investments in Federal Home Loan Bank Stock	0	0	0
Financing Receivable, Accrued Interest, after Allowance for Credit Loss	1,016,000	967,000
Other Real Estate	0	56,000	0
Servicing Liability	55,023,000	55,080,000	57,716,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	$ 0	$ 0	$ 0
Weighted Average Number of Shares Outstanding, Basic (in shares) | shares	1,858,536	1,854,900	1,870,606
Postemployment Retirement Benefits [Member]
Liability, Defined Benefit Plan	$ 842,000	$ 838,000	$ 715,000
Pension and Other Postretirement Benefits Expense (Reversal of Expense), Noncash	5,000	123,000	62,000
Other Correspondent Banks [Member]
Restricted Investments	45,000	45,000	45,000
Unfunded Loan Commitment [Member]
Off-Balance-Sheet, Credit Loss, Liability	318,000	266,000	0
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Equity, Including Portion Attributable to Noncontrolling Interest			(241,000)
Retained Earnings (Accumulated Deficit)					(241,000)
Financing Receivable, Allowance for Credit Loss, Excluding Accrued Interest			27,000		27,000
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member] | Unfunded Loan Commitment [Member]
Off-Balance-Sheet, Credit Loss, Liability			277,000		$ 277,000
Noncontrolling Interest [Member]
Equity, Including Portion Attributable to Noncontrolling Interest	$ (1,952,000)	$ (1,764,000)	(2,064,000)	$ (1,785,000)		$ (2,071,000)	(2,071,000)
Noncontrolling Interest [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Equity, Including Portion Attributable to Noncontrolling Interest			$ 0
Revision of Prior Period, Change in Accounting Principle, Adjustment [Member]
Equity, Including Portion Attributable to Noncontrolling Interest							(2,071,000)
Revision of Prior Period, Change in Accounting Principle, Adjustment [Member] | Noncontrolling Interest [Member]
Equity, Including Portion Attributable to Noncontrolling Interest						$ (2,071,000)	$ (2,071,000)